Subsidiaries - Summary of Significant Subsidiaries (Parenthetical) (Detail) - BHP Iron Ore (Jimblebar) Pty Ltd [member]	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of significant subsidiaries [line items]
Effective Group interest	92.50%	92.50%
Group's interest	85.00%	85.00%